Inventories	12 Months Ended
Dec. 31, 2014
Inventories
(3)	INVENTORIES

	December 31, 2013	December 31, 2014
Inventories consist of the following:
Raw materials	4,019	3,347
Work in progress	26,085	31,477
Supplies	31,155	16,355
Finished goods	25,563	20,266
Project assets	34,664	40,094
Costs in excess of billings on uncompleted contracts	3,398	4,770

	124,884	116,309

Inventories:
– Current	90,220	116,309
– Non-current (Note 10)	34,664	0

Raw materials, work in progress and supplies consigned to third parties	4,642	769

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress, supplies, finished goods and project assets were US$180,900, US$70,707 and US$20,812 during the years ended December 31, 2012, 2013 and 2014, respectively, and are included in cost of goods sold.